CONSOLIDATED BALANCE SHEETS - USD ($)	Jun. 30, 2026	Mar. 31, 2026	Dec. 31, 2025	Jun. 30, 2025	Mar. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Current assets:
Cash and cash equivalents	$ 50,417,000		$ 66,637,000			$ 120,057,000
Restricted cash, current	23,756,000		18,592,000			38,403,000
Accounts receivable, net	23,755,000		32,743,000			27,103,000
Other receivables	9,038,000		11,941,000			9,513,000
Prepaid expenses	15,981,000		16,196,000			9,905,000
Derivative assets, current	16,619,000		12,875,000			17,632,000
Other current assets	3,458,000		6,395,000			9,168,000
Total current assets	143,024,000		165,379,000			231,781,000
Noncurrent assets:
Restricted cash	2,251,000		2,114,000			3,128,000
Property, plant and equipment, net	2,365,788,000		2,329,035,000			2,232,486,000
Intangible assets, net	247,492,000		255,940,000			362,352,000
Operating right-of-use asset, net	162,065,000		164,332,000			195,024,000
Investments, at fair value	68,225,000		73,353,000			74,136,000
Derivative assets	62,545,000		61,752,000			98,495,000
Other noncurrent assets	25,878,000		26,615,000			47,643,000
Total noncurrent assets	2,934,244,000		2,913,141,000			3,013,264,000
Total assets	3,077,268,000		3,078,520,000			3,245,045,000
Current liabilities:
Accounts payable and accrued expenses	64,720,000		55,025,000			69,464,000
Contingent consideration, current	1,431,000		1,315,000			15,293,000
Current portion of long-term debt	25,125,000		24,056,000			88,901,000
Current portion of failed sale-leaseback financing and deferred ITC gain	46,251,000		46,131,000			45,868,000
Other current liabilities	6,547,000		4,732,000			8,767,000
Total current liabilities	144,074,000		131,259,000			228,293,000
Noncurrent liabilities:
Long-term debt, net of current portion	1,320,177,000		1,247,771,000			1,001,654,000
Failed sale-leaseback financing and deferred ITC gain, net of current portion	164,204,000		173,487,000			201,601,000
Deferred tax liabilities, net	28,938,000		24,606,000			35,316,000
Operating lease liabilities	169,617,000		173,103,000			196,911,000
Out-of-market contracts, net	135,428,000		139,808,000			180,640,000
Other noncurrent liabilities	50,398,000		52,586,000			59,561,000
Total noncurrent liabilities	1,868,762,000		1,811,361,000			1,675,683,000
Total liabilities	2,012,836,000		1,942,620,000			1,903,976,000
Commitments and contingencies (Note 11. Commitments and Contingencies)
Equity:
Preferred shares, par value, $0.001 per share, 50,000 authorized; none issued and outstanding	0		0			0
Common shares, par value, $0.001 per share, 350,000 authorized, 199,331 and 199,379 issued and outstanding as of 2026 and 2025, respectively	199,000		199,000			199,000
Additional paid-in capital	1,788,591,000		1,779,303,000			1,773,758,000
Accumulated deficit	(793,218,000)		(777,258,000)			(584,733,000)
Accumulated other comprehensive income	24,958,000		26,547,000			34,937,000
Noncontrolling interests	43,902,000		107,109,000			115,057,000
Total equity	1,064,432,000	$ 1,104,554,000	1,135,900,000	$ 1,250,772,000	$ 1,297,962,000	1,339,218,000	$ 1,623,540,000	$ 1,788,681,000
Total liabilities and equity	$ 3,077,268,000		$ 3,078,520,000			$ 3,245,045,000